Share capital	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	13. Share capital
The Company has authorized the following classes of share capital:
▪Multiple Voting shares – unlimited number without par value - voting rights at 10 votes per share, entitled to receive dividends on a share‑for‑share basis from time to time as approved by the board, and convertible on a share-for-share basis into subordinate voting share
▪Subordinate Voting shares – unlimited number without par value - voting rights at 1 vote per share, entitled to receive dividends on a share‑for‑share basis from time to time as approved by the board, non-convertible into any other class of shares
▪Preferred shares – unlimited number without par value - non-voting, entitled to preference over Subordinate Voting Shares, Multiple Voting Shares and any other shares with respect to payment of dividends and distribution of assets
The Company had the following share capital transactions:
2022
On March 7, 2022, the Board approved a NCIB to purchase for cancellation a maximum of 6,617,416 Subordinate Voting Shares, representing approximately 10% of the Company’s Subordinate Voting Shares as at February 28, 2022. The Company is authorized to make purchases under the NCIB during the period from March 10, 2022 to March 9, 2023 in accordance with the requirements of the TSX and the Nasdaq and applicable securities laws. During the year ended December 31, 2022, the Company repurchased and cancelled 3,660,743 Subordinate Voting Shares for a total consideration, including transaction costs, of $166,609.
There were 76,064,619 Multiple Voting Shares and 63,461,608 Subordinate Voting Shares outstanding as at December 31, 2022.
2021
The Company also issued 138,522 Subordinate Voting Shares as a partial consideration for the Mazooma acquisition (note 4) for a fair value of $11,387. On October 8, 2021, The company issued 3,450,000 Subordinate Voting Shares for a consideration of $424,833 as part of its Nasdaq listing. The Company also recognized $16,611 of related share issuance costs.
There were 16,183,189 Multiple Voting Shares converted to Subordinate Voting Shares during the year ended December 31, 2021 as a result of two bought deal secondary offerings.
Classified as equity

		2022		2021
	Quantity	Value	Quantity	Value
	Shares	$	Shares	$
Company’s share capital
Subordinate Voting Shares
Balance – Beginning of year	66,929,432	1,656,314	45,924,637	1,139,723
Conversion of Multiple Voting Shares	—	—	16,183,189	85,271
Exercise of equity-settled share-based payments	192,919	6,061	1,233,084	11,711
Issuance under Nasdaq listing	—	—	3,450,000	424,833
Share repurchase under NCIB	(3,660,743)	(90,574)	—	—
Issuance for acquisition	—	—	138,522	11,387
Issuance fees	—	—	—	(16,611)
Balance – End of year	63,461,608	1,571,801	66,929,432	1,656,314

Multiple Voting Shares
Balance – Beginning of year	76,064,619	400,791	92,247,808	486,062
Conversion into Subordinate Voting Shares	—	—	(16,183,189)	(85,271)
Balance – End of year	76,064,619	400,791	76,064,619	400,791

Total	139,526,227	1,972,592	142,994,051	2,057,105
Share repurchase liability
On March 18, 2022, the Company entered into an ASPP with a third-party broker for the Company to allow for the purchase of Subordinate Voting Shares under the NCIB during the Company's blackout periods. Under this agreement, the broker was authorized to repurchase Subordinate Voting Shares, without consultation with the Company, subject to predefined share price and other limitations imposed by the Company and subject to TSX regulation and the Nasdaq and applicable securities laws, such as a daily purchase restriction.
The fair value of the share repurchase liability was determined using the Company's quoted share price. The change in share repurchase liability during the year ended December 31, 2022 was as follows:

2022
$
Balance - beginning of year	—
Initial fair value of share repurchase liability	43,923
Shares repurchased under the ASPP	(36,774)
Change in fair value of share repurchase liability	(5,710)
Other	(1,439)
Balance - end of year	—